Consolidated statements of cash flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Cash flows from operating activities:
Profit/(loss) for the year		$ (34,769)	$ 128,046	[1]	$ 148,098	[1]
Adjustments for:
Depreciation		89,309	87,584	[1]	87,048	[1]
Impairment loss on vessels		138,848
Financial costs		71,998	72,714	[1]	70,793	[1]
Financial income		(1,887)	(2,448)	[1]	(1,036)	[1]
Unrealized (gain)/loss on derivatives held for trading		13,858	1,411	[1]	(2,174)	[1]
Share-based compensation		1,158	1,034	[1]	850	[1]
Realized foreign exchange losses		542
Adjusted Profit Loss		279,057	288,341	[1]	303,579	[1]
Decrease/(increase) in trade and other receivables		6,601	(9,847)	[1]	1,489	[1]
Decrease/(increase) in inventories		26	(58)	[1]	272	[1]
Change in related parties, net		17,559	(20,498)	[1]	11,120	[1]
Decrease/(increase) in prepayments and other current assets		(352)	520	[1]	17	[1]
Decrease/(increase) in other non-current assets		672	(800)	[1]	928	[1]
Increase/(decrease) in other non-current liabilities		(1,245)	1,439	[1]
Increase in trade accounts payable		3,651	185	[1]	1,307	[1]
(Decrease)/increase in other payables and accruals		851	588	[1]	(2,502)	[1]
Cash provided by operations		306,820	259,870	[1]	316,210	[1]
Interest paid		(67,759)	(63,227)	[1]	(62,017)	[1]
Net cash provided by operating activities		239,061	196,643	[1]	254,193	[1]
Cash flows from investing activities:
Payments for vessels' additions		(13,940)	(24,177)	[1]	(5,056)	[1]
Return of capital expenditures		7,465
Financial income received		1,950	2,361	[1]	1,030	[1]
Purchase of short-term investments		(33,000)	(38,000)	[1]
Maturity of short-term investments		43,000	28,000	[1]	9,000	[1]
Net cash provided by/(used in) investing activities		5,475	(31,816)	[1]	4,974	[1]
Cash flows from financing activities:
Borrowings drawdowns		445,000	25,940	[1]	60,000	[1]
Borrowings repayments		(465,195)	(209,336)	[1]	(229,914)	[1]
Payment of loan issuance costs		(6,173)	(153)	[1]	(1,594)	[1]
Proceeds from public offerings of common units and issuances of general partner units (net of underwriting discounts and commissions)		1,996	62,516	[1]	144,297	[1]
Proceeds from public offering of preference units (net of underwriting discounts and commissions)	[1]		208,394		139,222
Repurchases of common units		(22,890)
Payment of offering costs		(1,670)	(915)	[1]	(2,033)	[1]
Cash distribution to GasLog in exchange for contribution of net assets		(93,646)	(128,482)	[1]	(192,168)	[1]
Payments for IDRs modification (including third-party fees)	[1]		(25,002)
Distributions paid		(137,953)	(118,094)	[1]	(90,280)	[1]
Payments for lease liabilities		(491)
Net cash used in financing activities		(281,022)	(185,132)	[1]	(172,470)	[1]
Increase/(decrease) in cash and cash equivalents		(36,486)	(20,305)	[1]	86,697	[1]
Cash and cash equivalents, beginning of the year	[1]	133,370	153,675		66,978
Cash and cash equivalents, end of the year		96,884	133,370	[1]	153,675	[1]
Non-Cash Investing and Financing Activities:
Capital expenditures included in liabilities at the end of the year		10,261	11,442	[1]	1,874	[1]
Financing costs included in liabilities at the end of the year		164
Offering costs included in liabilities at the end of the year		14	1,067	[1]	364	[1]
Loan repayments made through capital contributions	[1]				$ 12,000
Issuance of common units to GasLog in exchange for contribution of net assets	[1]		45,000
Liabilities related to leases at the end of the year		$ 65	$ 47	[1]

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog (Note 1).